S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Mar. 06, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Mr. Mallozzi will have an indirect interest
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent